Annual Total Returns[BarChart] - Communication Services UltraSector ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	31.98%	(20.31%)	81.66%	46.63%	(19.55%)	7.88%	42.55%	(1.70%)	22.32%	21.57%